Analysis of bank and bond debt	12 Months Ended
Dec. 31, 2025
Analysis of bank and bond debt
Analysis of bank and bond debt

C7. Analysis of bank and bond debt

Borrowings are recognised initially at fair value, net of transaction costs incurred. Borrowings are classified as current liabilities unless the Group has a continuing right to defer settlement of the liability for at least 12 months after the balance sheet date.

The Group’s bank debt facilities comprise:

	Facility	Drawn at		Interest rate	Facility	Drawn at		Interest rate
	amount	year end	Headroom	at year end	amount	year end	Headroom	at year end
	2025	2025	2025	2025	2024	2024	2024	2024
	$m	$m	$m	%	$m	$m	$m	%
Current
$700m term Loan due October 2025 (repaid April 2025)	—	—	—	—	700	700	—	5.18
$50m term loan due May 2025 (ended April 2025)	—	—	—	—	50	—	50	0.21
Non-current
$1.0bn RCF due October 2029	1,000	—	1,000	0.14	1,000	—	1,000	0.14

During April 2025, the Group fully repaid the $700m term loan with proceeds from new bonds (totalling $1.25bn) issued and terminated the $50m term loan.

The Revolving Credit Facility (RCF) remained undrawn throughout 2024 and 2025. There are no financial covenants associated with the RCF or any other debt facility.

Medium-term notes and bond debt comprises:

	Bond interest	Effective hedged	Bond interest	Effective hedged
	coupon	interest rate	coupon	interest rate
	2025	2025	2024	2024
Current
€500m bond due May 2026	Fixed 0.875%	Fixed 2.73%	Fixed 0.875%	Fixed 2.72%
Non-current
€850m bond due June 2027	Fixed 3.875%	Fixed 4.81%	Fixed 3.875%	Fixed 5.05%
€600m bond due October 2028	Fixed 0.500%	Fixed 2.17%	Fixed 0.500%	Fixed 2.17%
€600m bond due June 2030[1]	Fixed 4.375%	Fixed 4.55%	Fixed 4.375%	Fixed 4.67%
£400m bond due June 2032[1]	Fixed 5.000%	Fixed 5.35%	Fixed 5.000%	Fixed 5.30%
$750m bond due April 2030[2]	Fixed 5.000%	Fixed 5.20%	—	—
$500m bond due April 2035[2]	Fixed 5.625%	Fixed 5.73%	—	—
Average cost of bond debt at year-end rates		4.38%		4.16%
1.	Bonds not in hedging relationship in 2024.
2.	Bonds not in hedging relationship in 2025.

During April 2025, the Group issued two new bonds totalling $1.25bn, consisting of $750m due 2030 and $500m due 2035. Part of the proceeds was used to settle the $700m term loan.

On 2 March 2026, Rentokil Initial plc redeemed in full the €500m 0.8750% Senior Unsecured Notes due 30 May 2026, at their principal amount together with accrued interest. The redemption was carried out in accordance with the terms and conditions of the notes.

The effective hedged interest rate reflects the interest rate payable after the impact of interest due from cross-currency swaps. The Group’s hedging strategy is to hold foreign currency debt in proportion to foreign currency profit and cash flows, which are mainly in euro and US dollar. As a result, the Group has swapped a portion of the bonds it has issued into US dollars, thus increasing the effective hedged interest rate.

The Group considers the fair value of other current liabilities to be equal to the carrying value.